Susan J. Lazzo

Senior

Tel: 781-446-1638

ext.

Fax:

Susan_Lazzo@sunlife.com

August 2, 2004

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Re: Certification pursuant to Rule 497(j)

Sun Life of Canada (U.S.) Variable Account G ("Registrant")

File Nos. 333-65048 and 811-07837

Commissioners:

Pursuant to paragraph (j) of Rule 497 of Regulation C under the Securities Act of 1933, as amended ("Rule 497"), I hereby certify that the form of supplement for the above-captioned Registrant, dated July 26, 2004, does not differ from that contained in the amendment to the Registration Statement on Form N-6 that relates to the prospectus, being Post-Effective Amendment No. 9. Post-Effective Amendment No. 9 was filed electronically with the Securities and Exchange Commission via EDGAR on July 20, 2004.

Sincerely,

/s/ Susan J. Lazzo

Susan J. Lazzo

Counsel